Average Annual Total Returns - FidelityMagellanK6Fund-PRO - FidelityMagellanK6Fund-PRO - Fidelity Magellan K6 Fund	May 30, 2024
Fidelity Magellan K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	31.31%
Since Inception	13.20%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.49%

[1]	A From June 13, 2019 .